Investments - Investee C (Details) - Derivatives and convertible debentures at FVTPL - Convertible Debentures - Investee-C $ in Millions	Jun. 30, 2021 CAD ($) year	May 19, 2021 CAD ($)
Disclosure of financial assets [line items]
Notional amount		$ 2.5
Interest rate		8.00%
Discount on average daily VWAP of common shares, percent		0.15
Financial assets, at fair value	$ 2.5
Interest rate volatility
Disclosure of financial assets [line items]
Significant unobservable input, assets	0.44
Risk-free interest rate
Disclosure of financial assets [line items]
Significant unobservable input, assets	0.008
Credit spread
Disclosure of financial assets [line items]
Significant unobservable input, assets	0.07
Expected life
Disclosure of financial assets [line items]
Significant unobservable input, assets | year	1.34